SCHEDULE OF CURRENT INCOME TAXES (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Loss before taxation	$ (5,795,016)	$ (1,161,471)
Notional tax calculated at the rates applicable to profits in the tax jurisdictions concerned	(405,900)	(576,164)
Tax effect of expenses that are not deductible	81,644	131,484
Tax effect of tax losses not recognized	324,256	444,680
Withholding tax paid during the period	(10,750)
Income tax expense	$ (10,750)